Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38527
Entity Registrant Name	Uxin Limited
Entity Central Index Key	0001729173
Entity Address, Address Line One	21/F, Donghuang Building
Entity Address, Address Line Two	No.16 Guangshun South Avenue
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102